SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical)	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2021 INR (₨)	Dec. 31, 2020 INR (₨)	May 31, 2018 USD ($)
Short-term Debt [Line Items]
Payment of notes payable			$ 20,000
Interest expense debt			$ 2,539	$ 5,546	$ 6,932	$ 12,110
Promissory Notes Loan Builder [Member]
Short-term Debt [Line Items]
Debt periodic payment description		Business loan agreement with LoanBuilder in August 2018 in the amount of $18,000, payable in 52 weekly payments of $409, including interest.
Business loan agreement, amount payable		$ 18,000
Periodic payment of debt		$ 409
Other Debt [Member]
Short-term Debt [Line Items]
Note payable to related parties										$ 7,500
Payment of notes payable							$ 1,500
Auto Loan ICICI Bank [Member]
Short-term Debt [Line Items]
Debt periodic payment description			Payments are monthly at $752, through maturity in May 2023.		Payments are monthly at $752, through maturity in May 2023.
Periodic payment of debt			$ 752		$ 752
Long-term debt, maturity, year 2021-2022			7,374		7,183
Long-term debt, maturity, year 2022-2023			7,395		7,837
Long-term debt, maturity, year 2022-2024					3,519
Revolving Loan [Member]
Short-term Debt [Line Items]
Debt instrument, face value			$ 100,000		$ 100,000
Debt instrument, interest rate, stated percentage			4.00%		4.00%			4.00%	4.00%
Debt, maturity date			Dec. 30, 2020		Dec. 30, 2020
Revolving Loan [Member] | Renegotiated Balance [Member]
Short-term Debt [Line Items]
Debt instrument, face value			$ 99,911		$ 99,911
Debt instrument, interest rate, stated percentage			4.00%		4.00%			4.00%	4.00%
COVID UGECL [Member]
Short-term Debt [Line Items]
Long-term debt, maturity, year 2021-2022			$ 6,063		$ 6,063
Long-term debt, maturity, year 2022-2024			$ 47,897
Debt instrument, interest rate, stated percentage			7.50%		7.50%			7.50%	7.50%
Line of credit term			COVID line of credit from UGECL up to 4,000,000 INR in India, term of 48 months		COVID line of credit from UGECL up to 4,000,000 INR in India
Line of credit | ₨								₨ 4,000,000
Line of credit interest			interest only at 7.5% annual rate for first 12 months, then 36 equal instalments through maturity.		interest only at 7.5% annual rate for first 12 months
Long-term debt, maturity, year 2022-2024					$ 48,500
COVID UGECL [Member] | INR [Member]
Short-term Debt [Line Items]
Line of credit | ₨									₨ 4,000,000
Paycheck Protection Program Loan [Member]
Short-term Debt [Line Items]
Debt instrument, face value			$ 34,697		$ 34,697
Debt instrument, interest rate, stated percentage			1.00%		1.00%			1.00%	1.00%
Debt, forgiven	$ 10,057		$ 24,640		$ 24,640
Paycheck Protection Program Loan [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt, forgiven	$ 10,057
Unsecured Loan [Member]
Short-term Debt [Line Items]
Debt instrument, face value			$ 50,000
Debt instrument, interest rate, stated percentage			10.00%					10.00%
Debt instrument description			50,000 unsecured loan due in 52 weekly payments
Interest expense debt			$ 1,057.94